Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Revenue [Abstract]
Schedule of Detailed Information About Revenue Explanatory
	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Revenue from sale of electricity and infrastructure services in Israel	657,558	603,261	593,941
Revenue from sale of electricity in US	136,077	52,784	36,959
Revenue from sale of steam in Israel	16,506	15,395	16,006
Revenue from provision of services and other revenue in US	61,234	73,563	36,007
Other revenue in Israel	554	6,301	8,883
	871,929	751,304	691,796